CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating revenues:
Total operating revenues	$ 694,566	$ 639,145	$ 445,538
Operating costs and expenses:
General and administrative	(183,387)	(171,271)	(115,203)
Pre-opening costs	(510)	(807)	(17,451)
Amortization of land use right	(3,316)	(3,314)	(3,302)
Depreciation and amortization	(208,700)	(201,746)	(166,095)
Property charges and other	(1,985)	(1,318)	(1,407)
Total operating costs and expenses	(624,528)	(600,997)	(474,580)
Operating income (loss)	70,038	38,148	(29,042)
Non-operating income (expenses):
Interest income	914	4,059	10,675
Interest expense, net of amounts capitalized	(126,266)	(133,594)	(129,567)
Other financing costs	(1,839)	(592)	(417)
Foreign exchange gains (losses), net	462	(5,500)	642
Other expenses, net	0	0	(67)
(Loss) gain on extinguishment of debt	0	(1,000)	1,611
Total non-operating expenses, net	(126,729)	(136,627)	(117,123)
Loss before income tax	(56,691)	(98,479)	(146,165)
Income tax (expense) benefit	(7,606)	(7,352)	81
Net loss	(64,297)	(105,831)	(146,084)
Net loss attributable to participation interest	5,532	9,105	12,567
Net loss attributable to Studio City International Holdings Limited	(58,765)	(96,726)	(133,517)
Casino Contract [Member]
Operating revenues:
Total operating revenues	305,946	259,842	155,527
Operating costs and expenses:
Cost of revenue	(38,494)	(34,704)	(28,847)
Rooms [Member]
Operating revenues:
Total operating revenues	168,011	160,721	111,733
Operating costs and expenses:
Cost of revenue	(60,241)	(51,614)	(28,280)
Food and Beverage [Member]
Operating revenues:
Total operating revenues	90,118	89,660	62,426
Operating costs and expenses:
Cost of revenue	(79,306)	(80,081)	(54,741)
Entertainment [Member]
Operating revenues:
Total operating revenues	39,115	47,533	61,777
Operating costs and expenses:
Cost of revenue	(38,430)	(46,500)	(53,056)
Services fee [Member]
Operating revenues:
Total operating revenues	68,265	59,529	40,473
Mall [Member]
Operating revenues:
Total operating revenues	19,202	18,289	10,744
Operating costs and expenses:
Cost of revenue	(7,726)	(7,336)	(4,212)
Retail and Other [Member]
Operating revenues:
Total operating revenues	3,909	3,571	2,858
Operating costs and expenses:
Cost of revenue	$ (2,433)	$ (2,306)	$ (1,986)
Class A Ordinary Shares [Member]
Net loss attributable to Studio City International Holdings Limited per Class A ordinary share:
Basic	$ (0.076)	$ (0.126)	$ (0.173)
Diluted	$ (0.076)	$ (0.126)	$ (0.173)
Weighted average Class A ordinary shares outstanding used in net loss attributable to Studio City International Holdings Limited per Class A ordinary share calculation:
Basic	770,352,700	770,352,700	770,352,700
Diluted	770,352,700	770,352,700	770,352,700